Performance Management - Pinnacle Focused Opportunities ETF	Mar. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund year over year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.pinnacleetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.51% for the quarter ended March 31, 2024 and the lowest quarterly return was -2.33% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.51%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.33%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Market Index Changed	The Fund’s broad-based index benchmark has been changed from the S&P 500® Index to the Russell 1000® Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that better represents the Fund’s portfolio. The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® Index is a subset of the Russell 3000® Index. It represents the top companies by market capitalization.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception December 29, 2022
Return Before Taxes	30.80%	25.98%
Return After Taxes on Distributions	25.91%	23.61%
Return After Taxes on Distributions and Sale of Fund Shares	18.61%	19.39%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	26.29%	20.72%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses, or taxes)(2)	24.51%	25.29%

(1)	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

(2)	The Fund’s broad-based index benchmark has been changed from the S&P 500® Index to the Russell 1000® Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that better represents the Fund’s portfolio. The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® Index is a subset of the Russell 3000® Index. It represents the top companies by market capitalization.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.pinnacleetfs.com